Income tax expense	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax expense

8.	Income tax expense

The major components of income tax expense recognized in profit or loss for the periods ended December 31, 2025 and 2024 were:

	July 1, 2025 to	July 1, 2025 to	July 1, 2024 to
	December 31, 2025	December 31, 2025	December 31, 2024
	US$	S$	S$

Current income tax
- Current year	202,923	260,939	(388)
- Deferred tax credit	(66,144)	(85,055)	-
Income tax expense recognized in profit or loss	136,779	175,884	(388)

Relationship between tax expense and accounting profit

A reconciliation between tax expense and the product of accounting profit multiplied by the applicable corporate tax rate for the financial periods ended December 31, 2025 and 2024 were as follows:

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Profit/(loss) before tax	261,561	336,342	(90,311)

Income tax using the statutory tax rate of 17% -2024: 17%	44,465	57,178	(15,353)
Effects of:
- Tax effect of items not separately disclosed	92,314	118,706	14,965
Income tax expense	136,779	175,884	(388)

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025